Tax matters - Schedule of tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income
Items not reclassified to profit or loss	€ 358	€ 49	€ (510)
Actuarial gains or (-) losses on defined benefit pension plans	302	96	(530)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	20	(19)	(13)
Financial liabilities at fair value with changes in results attributable to changes in credit risk	36	(26)	33
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	(2)	0
Items that may be reclassified to profit or loss	(919)	1,522	1,136
Cash flow hedges	(732)	912	278
Changes in the fair value of debt instruments through other comprehensive income	(214)	661	857
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	27	(51)	1
Total	€ (561)	€ 1,571	€ 626